U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                             Please print or type.

1.   Name and address of issuer:

                              Smith Barney Inc.
                              388 Greenwich Street, 23rd Fl.
                              New York, NY 10013

2.   Name of each series or class of funds for which this notice is filed:

                              Smith Barney Shearson Unit Trusts,
                              High Yield Municipal Series 2

3.   Investment Company Act File Number:     811-5208

     Securities Act File Number:             33-15970

4.   Last day of fiscal year for which this notice is filed:

                              December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                       /  /


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instr ction A.6):

                              Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                              None

9.   Number and aggregate sale price of securities sold during the fiscal year:

                      0       Units                      $0

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                      0       Units                      $0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                              None

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):       $                   0
                                                       ---------------------

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):         +                   0
                                                       ---------------------

    (iii) Aggregate price of shares redeemed
          or repurchased during the fiscal
          year (if applicable):                        -        1,029,704.29
                                                       ---------------------

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as a
          reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                  +                   0
                                                       ---------------------

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in reliance
          on rule 24f-2 [line (i), plus line (ii), less
          line (iii), plus line (iv)] (if applicable):                     0
                                                       ---------------------

     (vi) Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or regulation (see
          instruction C.6):                            x             1/3300%
                                                       ---------------------

    (vii) Fee due [line (i) or line (v) multiplied
          by line (vi)]:                               $                   0
                                                       ---------------------

          Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                       /   /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: No filing fee required.

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                 By SMITH BARNEY INC.


By (Signature and Title)*        /s/ KEVIN KOPCZYNSKI
                          --------------------------------------------
                                 Kevin Kopczynski
                                 First Vice President

Date:  February 28, 1997











     * Please print the name and title of the signing officer below the signature.